Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Leases

7. Leases

The Company’s lease portfolio consists of office space, manufacturing space and laboratory facilities. All of the Company’s leases are classified as operating leases. The terms of the Company’s lease agreements currently extend through March 2030 and provide the Company with an option for a five-year extension. Under the terms of the leases, the Company pays base annual rent subject to fixed dollar increases each year and other normal operating expenses such as taxes, repairs, and maintenance. The Company evaluates renewal options at lease inception and on an ongoing basis and considers renewal options that the Company is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities in accordance with ASC 842, Leases. The leases do not require variable lease payments or residual value guarantees and do not contain restrictive covenants.

The leases do not provide an implicit rate; therefore, the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.

Operating lease expense was $249,000 and $252,000 for the three months ended June 30, 2026 and June 30, 2025, respectively. Operating lease expense was $499,000 and $504,000 for the six months ended June 30, 2026 and June 30, 2025, respectively. Operating cash flows used for operating leases during the six months ended June 30, 2026 and June 30, 2025 were $671,000 and $575,000, respectively. As of June 30, 2026, the weighted-average remaining lease term was 3.75 years, and the weighted average discount rate was 7.47%.

As of June 30, 2026, the maturities of the Company’s operating lease liabilities were as follows (in thousands), which are included in Accrued liabilities and other liabilities and Lease liabilities, long term in the accompanying balance sheet:

2026	$684
2027	1,396
2028	1,438
2029	1,481
2030	376
Total future minimum payments	$5,375
Less: present value discount	(709)
Present value of lease liabilities	$4,666

In July and August 2026, the Company entered into amendments for certain of its leased facilities. See Note 15, Subsequent Events for more information.

9. Leases

The Company’s lease portfolio consists of office space and laboratory facilities. All of the Company’s leases are classified as operating leases. The terms of the Company’s lease agreements that have commenced currently extend through March 2030 and provide the Company with an option for a five-year extension. Under the terms of the leases, the Company pays base annual rent subject to fixed dollar increases each year and other normal operating expenses such as taxes, repairs, and maintenance. The Company evaluates renewal options at lease inception and on an ongoing basis and considers renewal options that the Company is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities in accordance with ASC 842, Leases. The leases do not require variable lease payments or residual value guarantees and do not contain restrictive covenants.

The leases do not provide an implicit rate, therefore the Company uses its incremental borrowing rate as the discount rate when measuring the operating lease liability. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.

Operating lease expense was $1.0 million and $1.0 million for the years ended December 31, 2025 and 2024, respectively. Operating cash flows used for operating leases during the years ended December 31, 2025 and December 31, 2024 were $1.2 million and $1.1 million, respectively. As of December 31, 2025, the weighted-average remaining lease term was 4.25 years, and the weighted average discount rate was 7.47%.

As of December 31, 2025, the maturities of the Company’s operating lease liabilities were as follows (in thousands), which are included in Accrued liabilities and other liabilities and Lease liabilities, long term in the accompanying balance sheet:

2026	$1,355
2027	1,396
2028	1,438
2029	1,481
2030	376
Total future minimum payments	$6,046
Less: present value discount	(893)
Present value of lease liabilities	$5,153